UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     York Asset Management Limited

Address:  P.O. Box 309
          Ugland House
          George Town, Grand Cayman
          KY1-1104, Cayman Islands

Attention: S. Nicholas Walker

13F File Number:  028-12227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   S. Nicholas Walker
Title:  Managing Member
Phone:  (242) 677-4514


Signature, Place and Date of Signing:


/s/ S. Nicholas Walker            New York, New York        November 4, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $58,842
                                        (thousands)


List of Other Included Managers: NONE


                                                    FORM 13F INFORMATION TABLE
                                                  York Asset Management Limited
                                                        September 30, 2010

COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED   NONE
AMERICAN OIL & GAS INC NEW    COM               028723104   4,540      560,500 SH         SOLE       NONE     560,500
ALLEGHENY ENERGY INC          COM               017361106     613       25,000 SH         SOLE       NONE      25,000
AUTONATION INC                COM               05329W102     291       12,500 SH         SOLE       NONE      12,500
AUTOZONE INC                  COM               053332102     298        1,300 SH         SOLE       NONE       1,300
BLACKSTONE GROUP L P          COM UNIT LTD      09253U108     102        8,000 SH         SOLE       NONE       8,000
CALPINE CORP                  COM NEW           131347304     184       14,773 SH         SOLE       NONE      14,773
CHARLES RIV LABS INTL INC     COM               159864107     385       11,600 SH         SOLE       NONE      11,600
CME GROUP INC                 COM               12572Q105      98          375 SH         SOLE       NONE         375
COCA COLA CO                  COM               191216100   2,885       49,300 SH         SOLE       NONE      49,300
DUN & BRADSTREET CORP DEL NE  COM               26483E100     821       11,076 SH         SOLE       NONE      11,076
EBAY INC                      COM               278642103   2,941      120,522 SH         SOLE       NONE     120,522
EL PASO CORP                  COM               28336L109     297       24,000 SH         SOLE       NONE      24,000
FRESH DEL MONTE PRODUCE INC   ORD               G36738105   2,999      138,200 SH         SOLE       NONE     138,200
GRACO INC                     COM               384109104   3,156       99,457 SH         SOLE       NONE      99,457
HEWITT ASSOCS INC             COM               42822Q100   6,077      120,500 SH         SOLE       NONE     120,500
ICAHN ENTERPRISES LP          DEPOSITRY UNIT    451100101     242        6,600 SH         SOLE       NONE       6,600
INTERACTIVE BROKERS GROUP IN  COM               45841N107   2,828      164,300 SH         SOLE       NONE     164,300
LIBERTY MEDIA CORP NEW        CAP COM SER A     53071M302     234        4,500 SH         SOLE       NONE       4,500
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708     227        3,500 SH         SOLE       NONE       3,500
MARINER ENERGY INC            COM               56845T305   7,739      319,400 SH         SOLE       NONE     319,400
MCAFEE INC                    COM               579064106   4,268       90,300 SH         SOLE       NONE      90,300
NASDAQ OMX GROUP INC          COM               631103108     194       10,000 SH         SOLE       NONE      10,000
NATIONAL WESTN LIFE INS CO    CL A              638522102     218        1,550 SH         SOLE       NONE       1,550
NU HORIZONS ELECTRS CORP      COM               669908105     135       19,414 SH         SOLE       NONE      19,414
NYSE EURONEXT                 COM               629491101     229        8,000 SH         SOLE       NONE       8,000
OSTEOTECH INC                 COM               688582105   1,457      225,600 SH         SOLE       NONE     225,600
QWEST COMMUNICATIONS INTL IN  COM               749121109   6,901    1,100,630 SH         SOLE       NONE   1,100,630
RRI ENERGY INC                COM               74971X107      85       24,000 SH         SOLE       NONE      24,000
SEARS HLDGS CORP              COM               812350106     325        4,500 SH         SOLE       NONE       4,500
TALECRIS BIOTHERAPEUTICS HLD  COM               874227101   1,446       63,200 SH         SOLE       NONE      63,200
TEXAS PAC LD TR               SUB CTF PROP I T  882610108   3,245       81,065 SH         SOLE       NONE      81,065
UNITED PARCEL SERVICE INC     CL B              911312106   3,274       49,100 SH         SOLE       NONE      49,100
WARNER MUSIC GROUP CORP       COM               934550104     108       24,000 SH         SOLE       NONE      24,000


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